UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07672

Name of Fund: BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 137.7%

Corporate — 17.2%
Chautauqua County Industrial Development Agency, RB, Nrg Dunkirk Power Project, 5.88%, 4/01/42	$130	$120,848
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	103,267
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	150	144,724
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	800	807,288
7.75%, 8/01/31	300	303,003
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	500	489,205
5.50%, 10/01/37	200	201,942
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	790	799,480

		2,969,757

County/City/Special District/School District — 38.5%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	250	227,527
4.63%, 10/01/40	275	237,245
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	1,200	1,006,272
(FGIC), 5.00%, 2/15/47	200	167,712
(NPFGC), 4.50%, 2/15/47	60	45,421
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 5.84%, 3/01/35 (b)	400	92,448
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	103,761
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	650	531,193

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (concluded)
New York City Industrial Development Agency, RB, PILOT (concluded):
Yankee Stadium (FGIC), 5.00%, 3/01/46	$100	$85,309
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	150	151,598
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	800	731,072
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project:
5.63%, 7/15/47	1,100	1,050,126
6.38%, 7/15/49	100	100,094
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	100	99,544
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	2,000	2,029,760

		6,659,082

Education — 20.7%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (c)(d):
7.00%, 5/01/25	95	23,753
7.00%, 5/01/35	60	15,002
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	100	95,683
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	100	97,192
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (e)	175	149,251
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	150	152,394
Cornell University, Series A, 5.00%, 7/01/40	100	101,760
Fordham University, Series A, 5.50%, 7/01/36	50	50,853

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
New York State Dormitory Authority, RB (concluded):
The New School (AGM), 5.50%, 7/01/43	$200	$203,006
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	250	261,980
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	175	185,857
University of Rochester, Series A, 5.13%, 7/01/39	200	200,052
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	75	77,965
Skidmore College, Series A, 5.25%, 7/01/30	250	257,127
Teachers College, 5.50%, 3/01/39	200	203,036
Schenectady County Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	500	498,080
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	100	99,269
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	50	51,393
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	375	346,342
Carnegie Hall, 5.00%, 12/01/39	150	144,045
Juilliard School, 5.00%, 1/01/39	250	251,248
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	125	126,186

		3,591,474

Health — 18.8%
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/30	150	150,622
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	100	78,401
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	100	100,411
New York State Dormitory Authority, MRB, Hospital, Lutheran Medical (NPFGC), 5.00%, 8/01/31	250	247,157
New York State Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	75	77,735
New York University Hospital Center, Series A, 5.75%, 7/01/31	100	99,872
New York University Hospital Center, Series B, 5.63%, 7/01/37	150	145,688

Municipal Bonds	Par (000)	Value

New York (continued)

Health (concluded)
New York State Dormitory Authority, RB (concluded):
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	$175	$169,822
North Shore-Long Island Jewish Health System, Series A, 5.75%, 5/01/37	250	251,432
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	1,000	1,026,000
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	140	139,622
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	150	147,557
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	100	93,173
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	100	89,427
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	115	99,281
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Series B, 6.00%, 11/01/30	100	99,431
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	250	235,742

		3,251,373

Housing — 10.5%
New York City Housing Development Corp., RB:
Series A (Ginnie Mae), 5.25%, 5/01/30	1,000	1,005,790
Series B1, AMT, 5.15%, 11/01/37	250	241,928
Series J-2-A, AMT, 4.75%, 11/01/27	500	475,965
New York Mortgage Agency, Refunding RB, Series 143, AMT, 4.90%, 10/01/37	100	91,170

		1,814,853

State — 10.0%
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	150	162,003
Series C, 5.00%, 12/15/31	150	152,565
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	200	193,718
New York State Dormitory Authority, Refunding RB, State University Educational Facilities, Series A (AMBAC), 5.25%, 5/15/15	1,005	1,117,761

2	BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)

State (concluded)
State of New York, GO, Series A, 4.75%, 2/15/37	$100	$99,258

		1,725,305

Transportation — 4.0%
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	250	281,000
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	125	114,105
JFK International Air Terminal, 6.00%, 12/01/42	150	143,340
Triborough Bridge & Tunnel Authority, RB, General Purpose, Series A (NPFGC), 5.00%, 1/01/32	155	155,243

		693,688

Utilities — 18.0%
Albany Municipal Water Finance Authority, RB, Series B (NPFGC), 5.00%, 12/01/33	1,000	963,260
New York City Municipal Water Finance Authority, RB:
Series B, 5.00%, 6/15/36	150	150,664
Series C, 5.13%, 6/15/33	1,000	1,004,010
New York City Municipal Water Finance Authority, Refunding RB, Series B (AGM), 5.00%, 6/15/36	1,000	1,003,230

		3,121,164

Total Municipal Bonds in New York		23,826,696

Guam — 1.8%

State — 0.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	100	102,184

Tobacco — 0.4%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	100	81,769

Utilities — 0.8%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	150	136,433

Total Municipal Bonds in Guam		320,386

Puerto Rico — 10.4%

County/City/Special District/School District — 1.5%
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A, 6.39%, 8/01/32 (b)	750	187,485
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.76%, 8/01/41 (b)	550	73,480

		260,965

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

Housing — 0.3%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$50	$50,201

State — 5.6%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series C, 6.00%, 7/01/39	100	97,862
Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	250	254,930
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.99%, 7/01/44 (b)	395	32,686
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	600	588,000

		973,478

Tobacco — 2.4%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	500	409,350

Transportation — 0.6%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	100	97,494

Total Municipal Bonds in Puerto Rico		1,791,488

Total Municipal Bonds – 149.9%		25,938,570

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

New York — 6.5%

Utilities — 6.5%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	105	112,630
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	1,000	1,004,700

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 6.5%		1,117,330

Total Long-Term Investments (Cost – $27,620,082) – 156.4%		27,055,900

Short-Term Securities	Shares

BIF New York Municipal Money Fund, 0.00% (g)(h)	183,901	183,901

Total Short-Term Securities (Cost – $183,901) – 1.1%		183,901

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2011	3

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $27,803,983*) – 157.5%	$27,239,801
Other Assets Less Liabilities – 2.0%	355,618

Liability for Trust Certificates, Including Interest Expense and Fees Payable – (3.3)%	(570,650)
Preferred Shares, at Redemption Value – (56.2)%	(9,725,739)

Net Assets – 100.0%	$17,299,030

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$27,239,086

Gross unrealized appreciation	$461,219
Gross unrealized depreciation	(1,030,478)

Net unrealized depreciation	$(569,259)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

BIF New York Municipal Money Fund	177,010	6,891	183,901	—

(h)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Financial futures contracts sold as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

7	30-Year U.S. Treasury Bond	Chicago Board of Trade	June 2011	$833,987	$(22,638)

4	BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2011

Schedule of Investments (concluded)	BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad level for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$27,055,900	—	$27,055,900
Short-Term Securities	$183,901	—	—	183,901

Total	$183,901	$27,055,900	—	$27,239,801

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(22,638)	—	—	$(22,638)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Investment Quality Municipal Trust, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: June 24, 2011